SUBSEQUNT EVENTS	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUNT EVENTS
NOTE 16:	SUBSEQUENT EVENTS
In May 2018, in order to provide the Company with additional liquidity if needed, The Company entered into term sheet (“Term Sheet”) with the an affiliate of the Investor which provides for a new senior secured term loan of up to $3,000 (“Senior Loan”) as part a secured credit facility (“Credit Facility”) that would include the existing convertible notes held by an affiliate of the Investor in an amount of $5,600.    The Senior Loan would include monthly repayments of $50 in 2019 and $100 from January 2020 through maturity (such amount to increase on the happening of certain events), an interest rate of Prime plus 5% payable monthly and a 36-month term.  In connection with the Credit Facility the Company will issue 10-year warrants to purchase the number of the Company’s ordinary shares equal to 40% of the total Credit Facility divided by the market price.    The warrants will have an exercise price equal to the market price of the ordinary shares plus 15%. The Credit Facility will be secured by the Company’s assets and will be guaranteed by each of the Company’s subsidiaries, subject to certain limitations.   The Senior Loan would be required to the prepaid on certain events and would be prepayable at the Company’s option at a premium beginning one year following closing.

The Company has not yet determined if it will draw on the Credit Facility.  The issuance of the warrants and the changes to the Convertible Note are conditioned upon the drawing the funds of the Credit Facility.

In December 2017, the Company secured a $2.5 million line of credit with a U.S. based bank.   The line was secured by the accounts receivables of our U.S. subsidiary and bore interest at 2.5% or 3% (if in stream line mode) per annum and matured in December 2018.  The Company had borrowings outstanding of $0.8 million against the line of credit at December 31, 2017.  Subsequent to December 31, 2017, the borrowings under the line were repaid and the line was cancelled.